SUPPLEMENT DATED MAY 3, 2005 TO THE PROSPECTUS DATED MAY 2, 2005


                                                        UNIVERSAL SELECT ANNUITY

                                                     UNIVERSAL ANNUITY ADVANTAGE


The following information supplements, and to the extent inconsistent therewith, replaces the information in the prospectus. Please retain this supplement and keep it with the prospectus for future reference.

In the section entitled "Appendix A - Condensed Financial Information," the Condensed Financial Information relating to The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, and The Travelers Quality Bond Account for Variable Annuities is replaced with the attached information.




May, 2005                                                                L-24509

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

      THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES
               PER UNIT DATA FOR AN ACCUMULATION AND ANNUITY UNIT
                        OUTSTANDING THROUGHOUT EACH YEAR

The following selected per unit data, significant ratios and additional data for each of the years in the ten-year period ended December 31, 2004 have been derived from the audited financial statements of The Travelers Growth and Income Stock Account for Variable Annuities ("Account GIS"). The information set out below should be read in conjunction with the financial statements and related notes that appear in Account GIS' Annual Report, which is incorporated by reference into the statement of additional information.

CONTRACTS ISSUED ON OR AFTER MAY 16, 1983
(TOTAL M&E AND RIDER CHARGES 1.25%, 3.5% AIR)      2004        2003        2002        2001        2000
---------------------------------------------   ----------  ----------  ----------  ----------  ----------
SELECTED PER UNIT DATA
   Total investment income....................  $    .330   $    .251   $    .229   $    .254   $    .232
   Operating expenses.........................       .331        .281        .287        .343        .416
                                                ----------  ----------  ----------  ----------  ----------
   Net investment income (loss)...............      (.001)      (.030)      (.058)      (.089)      (.184)
   Unit Value at beginning of year............     17.028      13.496      17.245      20.498      23.436
   Net realized and change in unrealized
     gains (losses)...........................      1.876       3.562      (3.691)     (3.164)     (2.754)
                                                ----------  ----------  ----------  ----------  ----------
   Unit Value at end of year..................  $  18.903   $  17.028   $  13.496   $  17.245   $  20.498
                                                ==========  ==========  ==========  ==========  ==========
SIGNIFICANT RATIOS AND ADDITIONAL DATA
   Net increase (decrease) in unit value......  $    1.88   $    3.53   $   (3.75)  $   (3.25)  $   (2.94)
   Ratio of operating expenses to average net
     assets...................................       1.90%       1.90%       1.89        1.88%       1.85%
   Ratio of net investment income (loss) to
     average net assets.......................      (0.02)%     (0.19)%      (.37)%      (.49)%      (.82)%
   Number of units outstanding at end of year
     (thousands)..............................     19,978      21,853      24,100      27,559      29,879
   Portfolio turnover rate....................         43%         68%         54%         32%         52%

CONTRACTS ISSUED PRIOR TO MAY 16, 1983
(TOTAL M&E AND RIDER CHARGES 1.00%, 3.5% AIR)      2004        2003        2002        2001        2000
---------------------------------------------   ----------  ----------  ----------  ----------  ----------
SELECTED PER UNIT DATA
   Total investment income....................  $    .348   $    .264   $    .240   $    .266   $    .242
   Operating expenses.........................       .303        .256        .261        .311        .376
                                                ----------  ----------  ----------  ----------  ----------
   Net investment income (loss)...............       .045        .008       (.021)      (.045)      (.134)
   Unit Value at beginning of year............     17.926      14.172      18.064      21.418      24.427
   Net realized and change in unrealized
     gains (losses)...........................      1.978       3.746      (3.871)     (3.309)     (2.875)
                                                ----------  ----------  ----------  ----------  ----------
   Unit Value at end of year..................  $  19.949   $  17.926   $  14.172   $  18.064   $  21.418
                                                ==========  ==========  ==========  ==========  ==========
SIGNIFICANT RATIOS AND ADDITIONAL DATA
   Net increase (decrease) in unit value......  $    2.02   $    3.75   $   (3.89)  $   (3.35)  $   (3.01)
   Ratio of operating expenses to average net
     assets...................................       1.65%       1.65%       1.64%       1.63%       1.60%
   Ratio of net investment income (loss) to
     average net assets.......................       0.23%        .06%       (.12)%      (.24)%      (.57)%
   Number of units outstanding at end of year
     (thousands)..............................      7,413       8,139       9,089      10,329      11,413
   Portfolio turnover rate....................         43%         68%         54%         32%         52%

CONTRACTS ISSUED ON OR AFTER MAY 16, 1983
(TOTAL M&E AND RIDER CHARGES 1.25%, 3.5% AIR)      1999        1998        1997        1996        1995
---------------------------------------------   ----------  ----------  ----------  ----------  ----------
SELECTED PER UNIT DATA
   Total investment income....................  $    .256   $    .234   $    .228   $    .212   $    .205
   Operating expenses.........................       .385        .303        .228        .175        .140
                                                ----------  ----------  ----------  ----------  ----------
   Net investment income (loss)...............      (.129)      (.069)       .000        .037        .065
   Unit Value at beginning of year............     19.253      14.955      11.371       9.369       6.917
   Net realized and change in unrealized
     gains (losses)...........................      4.312       4.367       3.584       1.965       2.387
                                                ----------  ----------  ----------  ----------  ----------
   Unit Value at end of year..................  $  23.436   $  19.253   $  14.955   $  11.371   $   9.369
                                                ==========  ==========  ==========  ==========  ==========
SIGNIFICANT RATIOS AND ADDITIONAL DATA
   Net increase (decrease) in unit value......  $    4.18   $    4.30   $    3.58   $    2.00   $    2.45
   Ratio of operating expenses to average net
     assets...................................       1.85%       1.81%       1.70%       1.70%       1.70%
   Ratio of net investment income (loss) to
     average net assets.......................       (.62)%      (.41)%       .00%        .36%        .79%
   Number of units outstanding at end of year
     (thousands)..............................     32,648      32,051      29,545      27,578      26,688
   Portfolio turnover rate....................         47%         50%         64%         85%         96%

CONTRACTS ISSUED PRIOR TO MAY 16, 1983
(TOTAL M&E AND RIDER CHARGES 1.00%, 3.5% AIR)      1999        1998        1997        1996        1995
---------------------------------------------   ----------  ----------  ----------  ----------  ----------
SELECTED PER UNIT DATA
   Total investment income....................  $    .267   $    .243   $    .233   $    .216   $    .208
   Operating expenses.........................       .347        .272        .201        .154        .123
                                                ----------  ----------  ----------  ----------  ----------
   Net investment income (loss)...............      (.080)      (.029)       .032        .062        .085
   Unit Value at beginning of year............     20.017      15.510      11.763       9.668       7.120
   Net realized and change in unrealized
     gains (losses)...........................      4.490       4.536       3.715       2.033       2.463
                                                ----------  ----------  ----------  ----------  ----------
   Unit Value at end of year..................     24.427   $  20.017   $  15.510   $  11.763   $   9.668
                                                ==========  ==========  ==========  ==========  ==========
SIGNIFICANT RATIOS AND ADDITIONAL DATA
   Net increase (decrease) in unit value......  $    4.41   $    4.51   $    3.75   $    2.10   $    2.55
   Ratio of operating expenses to average net
     assets...................................       1.60%       1.56%       1.45%       1.45        1.45%
   Ratio of net investment income (loss) to
     average net assets.......................       (.37)%      (.16)%       .24%        .60%       1.02%
   Number of units outstanding at end of year
     (thousands)..............................     12,646      13,894      15,194      16,554      17,896
   Portfolio turnover rate....................         47%         50%         64%         85%         96%

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

            THE TRAVELERS QUALITY BOND ACCOUNT FOR VARIABLE ANNUITIES
               PER UNIT DATA FOR AN ACCUMULATION AND ANNUITY UNIT
                        OUTSTANDING THROUGHOUT EACH YEAR

The following selected per unit data, significant ratios and additional data for each of the years in the ten-year period ended December 31, 2004 have been derived from the audited financial statements of The Travelers Quality Bond Account for Variable Annuities ("Account QB"). The information set out below should be read in conjunction with the financial statements and related notes that appear in Account QB's Annual Report, which is incorporated by reference into the statement of additional information.

CONTRACTS ISSUED ON OR AFTER MAY 16, 1983
(TOTAL M&E AND RIDER CHARGES 1.25%, 3.5% AIR)             2004       2003       2002       2001       2000
---------------------------------------------           ---------  ---------  ---------- ---------- ----------
SELECTED PER UNIT DATA
   Total investment income............................  $   .304   $   .328   $    .363  $    .402  $    .427
   Operating expenses.................................      .110       .105        .097       .101       .092
                                                        ---------  ---------  ---------- ---------- ----------
   Net investment income..............................      .194       .223        .266       .301       .335
   Unit Value at beginning of year....................     6.917      6.356       6.309      6.063      5.810
   Net realized and change in unrealized gains
     (losses).........................................      .002       .338       (.219)     (.055)     (.082)
                                                        ---------  ---------  ---------- ---------- ----------
   Unit Value at end of year..........................  $  7.113   $  6.917   $   6.356  $   6.309  $   6.063
                                                        =========  =========  ========== ========== ==========
SIGNIFICANT RATIOS AND ADDITIONAL DATA
   Net increase (decrease) in unit value..............  $    .20   $    .56   $     .05  $     .25  $     .25
   Ratio of operating expenses to average net assets..      1.57%      1.57%       1.57%      1.57%      1.57%
   Ratio of net investment income to average net
     assets...........................................      2.78%      3.33%       4.31%      4.74%      5.69%
   Number of units outstanding at end of year
     (thousands)......................................    10,296     11,682      12,733%    15,116     14,045
   Portfolio turnover rate............................        98%       139%        113%       166%       105%

CONTRACTS ISSUED PRIOR TO MAY 16, 1983
(TOTAL M&E AND RIDER CHARGES 1.00%, 3.5% AIR)             2004       2003       2002       2001       2000
---------------------------------------------           ---------  ---------  ---------- ---------- ----------
SELECTED PER UNIT DATA
   Total investment income............................  $   .321   $   .345   $    .381  $    .421  $    .446
   Operating expenses.................................      .097       .093        .086       .089       .081
                                                        ---------  ---------  ---------- ---------- ----------
   Net investment income..............................      .224       .252        .295       .332       .365
   Unit Value at beginning of year....................     7.281      6.674       6.608      6.335      6.055
   Net realized and change in unrealized gains
     (losses).........................................      .002       .355       (.229)     (.059)     (.085)
                                                        ---------  ---------  ---------- ---------- ----------
   Unit Value at end of year..........................  $  7.507   $  7.281   $   6.674  $   6.608  $   6.335
                                                        =========  =========  ========== ========== ==========
SIGNIFICANT RATIOS AND ADDITIONAL DATA
   Net increase (decrease) in unit value..............  $    .23   $    .61   $     .07  $     .27  $     .28
   Ratio of operating expenses to average net assets..      1.33%      1.33%       1.33%      1.33%      1.33%
   Ratio of net investment income to average net
     assets...........................................      3.03%      3.58%       4.56%      4.99%      5.93%
   Number of units outstanding at end of year
     (thousands)......................................     3,717      4,207       4,684      5,194      5,491
   Portfolio turnover rate............................        98%       139%        113%       166%       105%

CONTRACTS ISSUED ON OR AFTER MAY 16, 1983
(TOTAL M&E AND RIDER CHARGES 1.25%, 3.5% AIR)              1999       1998       1997       1996       1995
---------------------------------------------            ---------  ---------  ---------  ---------- ----------
SELECTED PER UNIT DATA
   Total investment income............................   $   .378   $   .350   $   .342   $    .368  $    .319
   Operating expenses.................................       .091       .088       .082        .078       .073
                                                         ---------  ---------  ---------  ---------- ----------
   Net investment income..............................       .287       .262       .260        .290       .246
   Unit Value at beginning of year....................      5.765      5.393      5.060       4.894      4.274
   Net realized and change in unrealized gains
     (losses).........................................      (.242)      .110      (.073)      (.124)      .374
                                                         ---------  ---------  ---------  ---------- ----------
   Unit Value at end of year..........................   $  5.810   $  5.765   $  5.393   $   5.060  $   4.894
                                                         =========  =========  =========  ========== ==========
SIGNIFICANT RATIOS AND ADDITIONAL DATA
   Net increase (decrease) in unit value..............   $    .04   $    .37   $    .33   $     .17  $     .62
   Ratio of operating expenses to average net assets..       1.57%      1.57%      1.57%       1.57%      1.57%
   Ratio of net investment income to average net
     assets...........................................       4.97%      4.71%      5.00%       5.87       5.29%
   Number of units outstanding at end of year
     (thousands)......................................     17,412     21,251     21,521      24,804     27,066
   Portfolio turnover rate............................        340%       438%       196%        176%       138%

CONTRACTS ISSUED PRIOR TO MAY 16, 1983
(TOTAL M&E AND RIDER CHARGES 1.00%, 3.5% AIR)              1999       1998       1997       1996       1995
---------------------------------------------            ---------  ---------  ---------  ---------- ----------
SELECTED PER UNIT DATA
   Total investment income............................   $   .393   $   .363   $   .353   $    .379  $    .328
   Operating expenses.................................       .080       .076       .071        .067       .063
                                                         ---------  ---------  ---------  ---------- ----------
   Net investment income..............................       .313       .287       .282        .312       .265
   Unit Value at beginning of year....................      5.994      5.593      5.234       5.050      4.400
   Net realized and change in unrealized gains
     (losses).........................................      (.252)      .114      (.077)      (.128)    (.3850)
                                                         ---------  ---------  ---------  ---------- ----------
   Unit Value at end of year..........................   $  6.055   $  5.994   $  5.593   $   5.234  $   5.050
                                                         =========  =========  =========  ========== ==========
SIGNIFICANT RATIOS AND ADDITIONAL DATA
   Net increase (decrease) in unit value..............   $    .06   $    .40   $    .36   $     .18  $    (.65)
   Ratio of operating expenses to average net assets..       1.33%      1.33%      1.33%       1.33%      1.33
   Ratio of net investment income to average net
     assets...........................................       5.22%      4.96%      5.25%       6.12%      5.54
   Number of units outstanding at end of year
     (thousands)......................................      6,224      6,880      7,683       8,549      9,325
   Portfolio turnover rate............................        340%       438%       196%        176%       138

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

            THE TRAVELERS MONEY MARKET ACCOUNT FOR VARIABLE ANNUITIES
               PER UNIT DATA FOR AN ACCUMULATION AND ANNUITY UNIT
                        OUTSTANDING THROUGHOUT EACH YEAR

The following selected per unit data, significant ratios and additional data for each of the years in the ten-year period ended December 31, 2004 have been derived from the audited financial statements of The Travelers Money Market Account for Variable Annuities ("Account MM"). The information set out below should be read in conjunction with the financial statements and related notes that appear in Account MM's Annual Report, which is incorporated by reference into the statement of additional information.

CONTRACTS ISSUED ON OR AFTER MAY 16, 1983
(TOTAL M&E AND RIDER CHARGES 1.25%, 3.5% AIR)             2004       2003       2002        2001       2000
---------------------------------------------          ---------- ---------- ----------  ---------  ----------
SELECTED PER UNIT DATA
   Total investment income...........................  $    .038  $    .032  $    .048   $   .114   $    .167
   Operating expenses.................................      .043       .043       .043       .042        .041
                                                       ---------- ---------- ----------  ---------  ----------
   Net investment income.............................      (.005)     (.011)      .005       .072        .126
   Unit Value at beginning of year...................      2.733      2.744      2.739      2.667       2.541
                                                       ---------- ---------- ----------  ---------  ----------
   Unit Value at end of year.........................  $   2.728  $   2.733  $   2.744   $  2.739   $   2.667
                                                       ========== ========== ==========  =========  ==========
SIGNIFICANT RATIOS AND ADDITIONAL DATA
   Net increase in unit value........................  $    (.01) $   (.01)  $     .01   $    .07   $     .13
   Ratio of operating expenses to average net assets.       1.57%      1.57%      1.57%      1.57%       1.57%
   Ratio of net investment income to average net
     assets..........................................      (0.18)%   (0.41)%      0.21%      2.64%       4.84%
   Number of units outstanding at end of year
     (thousands).....................................     24,485     32,559     50,702     63,430      55,477

CONTRACTS ISSUED PRIOR TO MAY 16, 1983
(TOTAL M&E AND RIDER CHARGES 1.00%, 3.5% AIR)             2004       2003        2002       2001       2000
---------------------------------------------          ---------- ----------  ---------  ---------  ----------
SELECTED PER UNIT DATA
   Total investment income...........................  $    .040  $    .033   $   .051   $   .120   $    .174
   Operating expenses................................       .038       .038       .038       .037        .037
                                                       ---------- ----------  ---------  ---------  ----------
   Net investment income.............................       .002     (.005)       .013       .083        .137
   Unit Value at beginning of year...................      2.877      2.882      2.869      2.786       2.649
                                                       ---------- ----------  ---------  ---------  ----------
   Unit Value at end of year.........................  $   2.879      2.877      2.882   $  2.869   $   2.786
                                                       ========== ==========  =========  =========  ==========
SIGNIFICANT RATIOS AND ADDITIONAL DATA
   Net increase in unit value........................  $     .00  $   (.01)   $    .01   $    .08   $     .14
   Ratio of operating expenses to average net assets.       1.33%      1.33%      1.33%      1.33%       1.33%
   Ratio of net investment income to average net
     assets..........................................       0.07%    (0.16)%       .46%      2.89%       5.09%
   Number of units outstanding at end of year
     (thousands).....................................         26         39         49         60          70

CONTRACTS ISSUED ON OR AFTER MAY 16, 1983
(TOTAL M&E AND RIDER CHARGES 1.25%, 3.5% AIR)            1999       1998       1997        1996       1995
---------------------------------------------         ---------- ---------- ----------  ---------- ----------
SELECTED PER UNIT DATA
   Total investment income........................... $    .130  $    .133  $    .128   $    .121  $    .127
   Operating expenses................................      .039       .038       .036        .035       .034
                                                      ---------- ---------- ----------  ---------- ----------
   Net investment income.............................      .091       .095       .092        .086       .093
   Unit Value at beginning of year...................     2.450      2.355      2.263       2.177      2.084
                                                      ---------- ---------- ----------  ---------- ----------
   Unit Value at end of year......................... $   2.541  $   2.450  $   2.355   $   2.263  $   2.177
                                                      ========== ========== ==========  ========== ==========
SIGNIFICANT RATIOS AND ADDITIONAL DATA
   Net increase in unit value........................ $     .09  $     .10  $     .09   $     .09  $     .09
   Ratio of operating expenses to average net assets.      1.57%      1.57%      1.57%       1.57%      1.57%
   Ratio of net investment income to average net
     assets..........................................      3.62%      3.95%      4.02%       3.84%      4.36%
   Number of units outstanding at end of year
     (thousands).....................................    70,545     41,570     36.134      38,044     35,721

CONTRACTS ISSUED PRIOR TO MAY 16, 1983
(TOTAL M&E AND RIDER CHARGES 1.00%, 3.5% AIR)            1999       1998       1997        1996       1995
---------------------------------------------         ---------- ---------- ----------  ---------- ----------
SELECTED PER UNIT DATA
   Total investment income........................... $    .135  $    .138  $    .134   $    .125  $    .130
   Operating expenses................................      .034       .033       .032        .030       .030
                                                      ---------- ---------- ----------  ---------- ----------
   Net investment income.............................      .101       .105       .102        .095       .100
   Unit Value at beginning of year...................     2.548      2.443      2.341       2.246      2.146
                                                      ---------- ---------- ----------  ---------- ----------
   Unit Value at end of year......................... $   2.649  $   2.548  $   2.443   $   2.341  $   2.246
                                                      ========== ========== ==========  ========== ==========
SIGNIFICANT RATIOS AND ADDITIONAL DATA
   Net increase in unit value........................ $     .10  $     .11  $     .10   $     .10  $     .10
   Ratio of operating expenses to average net assets.      1.33%      1.33%      1.33%       1.33%      1.33%
   Ratio of net investment income to average net
     assets..........................................      3.87%      4.20%      4.27%       4.10%      4.61%
   Number of units outstanding at end of year
     (thousands).....................................        80         91        105         112        206

--------------
* Annualized.